Related Party Transactions (Details) - Schedule of short-term borrowing from a related party - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of Short Term Borrowing from a Related Party [Abstract]
Short-term borrowing	[1]	$ 3,148,500

[1]	On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2022, 2021 and 2020, the Company repaid $728,654, $245,000 and $507,998 to partially settle the principal, respectively. The loan was extended to December 22, 2022 bearing interest rate at 2%. On July 26, 2022, the outstanding balance of this loan was extended to June 30, 2025 with the same terms and conditions. For the years ended December 31, 2022, 2021 and 2020, interest expense on this loan was $183, $14,940 and $19,840, respectively. This loan is classified as long-term borrowings from a related party. On April 17, 2020, the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023. For the year ended December 31, 2022, 2021 and 2020, interest expense on this loan was $27,350, $54,700 and $34,187, respectively. This loan is classified as short-term borrowings from a related party. On September 9, 2020, the Company borrowed $413,500. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the years ended December 31, 2022, 2021 and 2020, interest expense on this loan was $4,135, $8,270 and $2,757, respectively. This loan is classified as short-term borrowings from a related party.